Fair Value Measurements (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Short-term investment	$ 237	$ 75
Level 1 [Member]]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Short-term investment	237	75
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Short-term investment
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of financial assets and liabilities measured at fair value on a recurring basis [Line Items]
Short-term investment